Concentration and Risks (Tables) (Customer Concentration Risk [Member])	12 Months Ended
Dec. 31, 2012
Net Revenue [Member]
Concentration Risk [Line Items]
Concentration of Risk

	For the Years Ended December 31,
	2010	2011	2012
Yidatong	21%	26%	22%
A	10%	1%	2%
D	10%	13%	11%
F	10%	10%	8%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of Risk

	As of December 31,
	2011	2012
Yidatong	20%	17%
D	23%	13%
E	12%	8%